TAXATION - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits
Balance at the beginning of the year	$ 5,096	$ 4,587	$ 3,429
Additions based on tax positions related to the current year	544	668	1,158
Additions based on tax positions related to the prior year	220
Reductions for tax positions of prior years	(135)	(159)
Balance at the end of the year	5,725	5,096	4,587
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	5,700	5,100	4,600
Expenses for interest and penalties related to uncertain tax positions	$ 0	$ 0	$ 0